SCOPE OF CONSOLIDATION - Other Investments (Details) $ in Millions					4 Months Ended	12 Months Ended
	Jul. 28, 2021 USD ($)	Jun. 18, 2021 shares	Dec. 31, 2019	Jul. 16, 2019 USD ($) shares	Jun. 18, 2021 USD ($) shares	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 09, 2020 USD ($) shares
Disclosure of financial assets [line items]
Divestment of Cleveland-Cliffs shares (note 2.5)						$ 0
Other cash payments to acquire equity or debt instruments of other entities						$ 0	$ 0	$ 83
Number of vessels under operating leases | vessel						2
Global Chartering Limited
Disclosure of financial assets [line items]
Proportion of ownership interest in joint venture (in percent)			50.00%
Global Chartering Limited | Disposal group, disposed of by sale, not discontinued operations
Disclosure of financial assets [line items]
Proportion of ownership interest in subsidiary sold (in percent)			50.00%
Other investments
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI						$ 1,146	2,980
Other investments | Erdemir
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI						885	850
Unrealized gains (losses) recognized in OCI						437	386
Other investments | ArcelorMittal XCarb
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI						83	0
Other cash payments to acquire equity or debt instruments of other entities						80
Other cash payments to acquire investments in equity instruments designated at FVOCI						50
Unrealized gains recognized in other comprehensive income						33
Other investments | ArcelorMittal XCarb | Maximum
Disclosure of financial assets [line items]
Annual investment commitment						100
Other investments | Stalprodukt S.A.
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI						77	96
Unrealized gains (losses) recognized in OCI						(12)	(1)
Other investments | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI						0	1,988
Sale of shares (in shares) | shares		38,200,000			40,000,000
Consideration received					$ 1,377
Cumulative gain on disposal of investments in equity instruments designated at fair value through other comprehensive income, before tax	$ 543				357
Divestment of Cleveland-Cliffs shares (note 2.5)	411				$ 267
Other investments | Cleveland-Cliffs Inc | Preference shares
Disclosure of financial assets [line items]
Proceeds from conversion of shares	$ 1,303
Other investments | Others
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI						$ 101	$ 46
Other investments | Gerdau
Disclosure of financial assets [line items]
Consideration received				$ 116
Divestment of Cleveland-Cliffs shares (note 2.5)				$ 51
Sale of preferred shares (in shares) | shares				30,000,000
Proportion of preferred shares held (in percent)				2.60%
Other investments | Powercell Sweden
Disclosure of financial assets [line items]
Sale of shares (in shares) | shares							1,800,000	3,400,000
Consideration received							$ 59	$ 36
Divestment of Cleveland-Cliffs shares (note 2.5)							28	$ 19
Ordinary Shares | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI									$ 1,020
Unrealized gains (losses) recognized in OCI							119
Number of shares obtained (in shares) | shares									78,186,671
Proportion of ordinary shares held (in percent)									16.00%
Number of shares redeemable (in shares) | shares									58,327,300
Preference shares | Cleveland-Cliffs Inc
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI									$ 761
Unrealized gains (losses) recognized in OCI							$ 88
Number of shares obtained (in shares) | shares									583,273